UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21552
                                                     ---------

                    J.P. Morgan Multi-Strategy Fund, L.L.C.
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           270 Park Avenue, 24th Floor
                               New York, NY 10017
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Ronan O'Comhrai, Esq.
                 J.P. Morgan Alternative Asset Management, Inc.
                            245 Park Avenue, Floor 8
                               New York, NY 10167
        ----------------------------------------------------------------
                     (Name and address of agent for service)

                                    Copy to:
                                  James G. Silk
                          Willkie Farr & Gallagher LLP
                               1875 K Street, N.W.
                           Washington, D.C. 20006-1238

        Registrant's telephone number, including area code: 212-648-1953
                                                            ------------

                        Date of fiscal year end: March 31
                                                 --------

                   Date of reporting period: December 31, 2009
                                             -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                             Schedule of Investments
                                December 31, 2009
                                   (Unaudited)


                                                                                                % OF
                                                                                              MEMBERS'
STRATEGY                        INVESTMENT FUND                   COST          FAIR VALUE    CAPITAL       LIQUIDITY      FOOTNOTE
--------                        ---------------                   ----          ----------    -------       ---------      --------

Credit                          Aurelius Capital
                                  Partners Fund, LP          $  4,300,000     $  4,533,945      2.60%       Semi-Annually
Credit                          Caspian Capital
                                  Partners, L.P.                5,400,000        5,985,428      3.43%         Quarterly
Credit                          Centar Investment
                                  Group (Asia) L.P.             3,853,882        3,922,136      2.25%         Quarterly
Credit                          Good Hill Partners
                                  Fund L.P.                     3,000,000        3,053,568      1.75%       Semi-Annually
Credit                          Knighthead Domestic
                                  Fund, L.P.                    3,800,000        4,043,789      2.32%         Quarterly
Credit                          Plainfield 2009
                                  Liquidating LLC               2,387,822        2,252,425      1.29%                          (A)
Credit                          Strategic Value
                                  Restructuring Fund, L.P.      2,005,151        1,268,284      0.72%        Side Pocket
Credit                          SVRF (Onshore)
                                  Holdings LLC                  1,404,994        1,575,875      0.90%                          (A)
Credit                          Waterfall Eden Fund, L.P.       5,217,514        4,127,349      2.36%         Quarterly
Credit                          Waterfall Victoria
                                  Fund, L.P.                    1,317,122        1,429,190      0.82%       Semi-Annually
                                                             ------------     ------------   -------

                                TOTAL                          32,686,485       32,191,989     18.44%
                                                             ------------     ------------   -------

Long/Short Equities             Black Bear Fund I, L.P.         1,651,050        1,192,529      0.68%         Quarterly
Long/Short Equities             Broadway Gate Onshore
                                  Fund, LP                      2,600,000        2,630,870      1.51%         Quarterly
Long/Short Equities             Deerfield Partners, L.P.        7,182,911        9,298,483      5.33%       Semi-Annually
Long/Short Equities             Eastern Advisor Fund, L.P.        322,253          735,436      0.42%        Side Pocket
Long/Short Equities             Egerton Capital
                                  Partners, L.P.                4,946,794        5,480,393      3.14%         Quarterly
Long/Short Equities             Geosphere Fund, LP              2,400,000        2,425,978      1.39%         Quarterly
Long/Short Equities             Glenview Institutional
                                  Partners, L.P.                3,741,772        3,873,665      2.22%         Quarterly
Long/Short Equities             Pelham Long/Short Fund LP       3,800,000        4,124,190      2.36%          Monthly
Long/Short Equities             Pennant Windward Fund,
                                  L.P.                          5,000,000        5,719,151      3.28%         Quarterly
Long/Short Equities             PMA Prospect US Feeder
                                  Fund, LLC                       230,072          261,986      0.15%        Side Pocket
Long/Short Equities             ValueAct Capital
                                  Partners, L.P.                4,180,871        3,910,200      2.24%          Annually
                                                             ------------     ------------   -------

                                TOTAL                          36,055,723       39,652,881     22.72%
                                                             ------------     ------------   -------

Merger Arbitrage/Event Driven   Apollo Asia Opportunity
                                  Fund, L.P.                    1,204,131        1,397,475      0.80%        Side Pocket
Merger Arbitrage/Event Driven   Deephaven Event Fund, LLC         553,471          151,581      0.09%                          (A)
Merger Arbitrage/Event Driven   Paulson Partners
                                  Enhanced, LP                  5,000,000        5,196,873      2.98%       Semi-Annually
Merger Arbitrage/Event Driven   Pendragon Lancelot II
                                  Fund, LLC                       408,715          315,850      0.18%                          (A)
Merger Arbitrage/Event Driven   Pentwater Event Fund, LLC         178,719          354,063      0.20%        Side Pocket
Merger Arbitrage/Event Driven   Senator Global Opportunity
                                  Fund LP                       4,000,000        4,367,791      2.50%         Quarterly
Merger Arbitrage/Event Driven   Taconic Opportunity
                                  Fund, L.P.                    4,200,000        4,277,375      2.45%         Quarterly
Merger Arbitrage/Event Driven   Tyrus Capital Event
                                  Fund, LP                      3,600,000        3,704,550      2.12%         Quarterly
                                                             ------------     ------------   -------

                                TOTAL                          19,145,036       19,765,558     11.32%
                                                             ------------     ------------   -------

Opportunistic/Macro             Brevan Howard, L.P.             3,520,645        6,425,557      3.68%          Monthly
Opportunistic/Macro             Brevan Howard
                                  Multi-Strategy Fund, L.P.     2,454,805        2,869,119      1.64%          Monthly
Opportunistic/Macro             Discuss Feeder Limited          4,400,000        4,457,971      2.56%          Monthly
Opportunistic/Macro             Hawker Capital Harrier
                                  Fund LP                       3,500,000        3,599,939      2.06%         Quarterly
Opportunistic/Macro             Red Kite Metals Fund, LLC       2,725,919        2,279,381      1.31%         Quarterly
                                                             ------------     ------------   -------

                                TOTAL                          16,601,369       19,631,967     11.25%
                                                             ------------     ------------   -------

Relative Value                  BAM Opportunity, L.P.           4,244,068        4,588,125      2.63%         Quarterly
Relative Value                  Black River Commodity
                                  Multi-Strategy Fund, LLC        893,216          962,061      0.55%        Side Pocket
Relative Value                  Chestnut Fund Ltd.                232,650          321,740      0.18%                          (A)
Relative Value                  D.E. Shaw Composite
                                  Fund, LLC                     5,049,424        5,784,457      3.31%         Quarterly
Relative Value                  D.E. Shaw Oculus Fund, LLC      2,664,098        5,702,192      3.27%         Quarterly
Relative Value                  DKR Sound Shore Oasis
                                  Fund, L.P.                      840,551          982,173      0.56%         Quarterly
Relative Value                  Evolution M Fund, L.P.          1,582,092        1,517,390      0.87%         Quarterly
Relative Value                  Hudson Bay Fund, L.P.           4,324,179        6,617,738      3.79%         Quarterly
Relative Value                  Magnetar Capital Fund, L.P.     1,622,311        1,369,983      0.79%       Semi-Annually
Relative Value                  Magnetar Risk Linked
                                  Fund (US) Ltd.                2,357,541        2,259,672      1.30%                          (A)
Relative Value                  Magnetar Structured
                                  Credit Fund, LP               4,400,000        4,771,817      2.73%       Semi-Annually
Relative Value                  QVT Associates II, L.P.         7,192,329        6,729,936      3.86%         Quarterly
Relative Value                  QVT Associates II
                                  Holdings Ltd.                   180,372          191,456      0.11%                          (A)
Relative Value                  Tenor Opportunity Fund Ltd      5,000,000        5,282,665      3.03%         Quarterly
Relative Value                  Viridian Fund, L.P.             4,934,717        4,650,186      2.66%         Quarterly
Relative Value                  Whiteside Energy
                                  Domestic L.P.                 3,641,937        4,717,463      2.70%         Quarterly
                                                             ------------     ------------   -------

                                TOTAL                          49,159,485       56,449,054     32.34%
                                                             ------------     ------------   -------

Short Selling                   Copper River Partners, L.P.       430,853          115,099      0.07%                          (A)
Short Selling                   Icarus Partners, L.P.           3,000,000        1,981,307      1.13%         Quarterly
Short Selling                   Kingsford Capital
                                  Partners, L.P.                1,420,224        1,403,043      0.80%         Quarterly
                                                             ------------     ------------   -------

                                TOTAL                           4,851,077        3,499,449      2.00%
                                                             ------------     ------------   -------

                                TOTAL INVESTMENTS            $158,499,175      171,190,898     98.07%
                                                             ============

                                Other Assets, less
                                  Other Liabilities                              3,366,664      1.93%
                                                                              ------------   -------

                                MEMBERS' CAPITAL                              $174,557,562    100.00%
                                                                              ============   =======


(A) Investment Fund is in liquidation
                                       1

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                                December 31, 2009
                                   (Unaudited)


INVESTMENT STRATEGY AS A PERCENTAGE OF TOTAL INVESTMENTS


EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Relative Value                            32.97%
Long/Short Equities                       23.16%
Credit                                    18.81%
Merger Arbitrage/Event Driven             11.55%
Opportunistic/Macro                       11.47%
Short Selling                              2.04%


THE INVESTMENTS IN INVESTMENT FUNDS SHOWN ABOVE, REPRESENTING 98.07% OF MEMBERS' CAPITAL, HAVE BEEN VALUED AT FAIR VALUE AS DISCLOSED IN NOTE 2B.

None of the Investment Funds are related parties. The management agreements of the general partners/managers provide for compensation to such general partners/managers in the form of management fees ranging from 1% to 3% annually of net assets and incentives of 20% to 30% of net profits earned.

At December 31, 2009, the estimated cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation on investments was $19,591,601 and gross unrealized depreciation was $6,899,878 resulting in net unrealized appreciation on investments of $12,691,723.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                                December 31, 2009
                                   (Unaudited)

--------------------------------------------------------------------------------

In accordance with the authoritative guidance on fair value measurements and disclosures under the accounting principles generally accepted in the United States of America ("GAAP"), J.P. Morgan Multi-Strategy Fund, L.L.C. (the "Fund") discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. The guidance establishes a three-tier hierarchy to distinguish between inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Fund's investments. The inputs are summarized in the three broad levels listed below:


     -- Level 1 - quoted prices in active markets for identical securities
     -- Level 2 - other  significant  observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
     -- Level 3 - significant  unobservable  inputs  (including  the  Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The guidance requires that the Fund must determine whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity for such asset or liability (or similar assets or liabilities). The Fund must also provide guidance on identifying circumstances that indicate a transaction with regards to such an asset or liability is not orderly. In its consideration, the Fund must consider inputs and valuation techniques used for each major category for securities with "major category" being defined as major security type. The Fund has reviewed this activity and has determined it did not have a material impact on the Fund's December 31, 2009 Schedule of Investments. For assets and liabilities measured at fair value on a recurring basis during the period, the Fund must provide quantitative disclosures about the fair value measurements separately for each major category of assets and liabilities, as well as a reconciliation of beginning and ending balances of Level 3 assets and liabilities broken down by major category.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                                December 31, 2009
                                   (Unaudited)

--------------------------------------------------------------------------------

The following is a summary of the inputs used as of December 31, 2009, in valuing the Fund's assets and liabilities carried at fair value:

--------------------------------------------------------------------------------------------------
Investment in Hedge Funds                 Level 1                 Level 2                 Level 3
--------------------------------------------------------------------------------------------------
Credit                                $         -            $  4,533,945            $ 27,658,044
--------------------------------------------------------------------------------------------------
Long/Short Equities                             -              29,465,939              10,186,942
--------------------------------------------------------------------------------------------------
Merger Arbitrage/Event Driven                   -              17,980,340               1,785,218
--------------------------------------------------------------------------------------------------
Opportunistic/Macro                             -              10,337,291               9,294,676
--------------------------------------------------------------------------------------------------
Relative Value                                  -              26,145,053              30,304,001
--------------------------------------------------------------------------------------------------
Short Selling                                   -               3,384,350                 115,099
--------------------------------------------------------------------------------------------------
Total                                 $         -            $ 91,846,918            $ 79,343,980
--------------------------------------------------------------------------------------------------

GAAP also requires a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           Net
                                                                           Change in         Net       Transfers
                          Balance as                                       unrealized      purchases   in and out  Balance as of
      Investments in     of April 01,                        Realized     appreciation      (sales)     (Level 3)  December 31,
       Hedge Funds           2009      Reclassifications*   gain/(loss)  (depreciation)                                2009
------------------------------------------------------------------------------------------------------------------------------------
Credit                   $ 21,217,952     $          -     $(1,002,125)   $ 1,871,299    $  5,570,918  $        -   $27,658,044
------------------------------------------------------------------------------------------------------------------------------------
Long/Short Equities        26,437,851      (17,865,845)       (250,577)     2,574,541        (709,028)          -    10,186,942
------------------------------------------------------------------------------------------------------------------------------------
Merger Arbitrage/Event
Driven                     10,100,781       (3,514,179)       (746,776)     2,968,116      (7,022,724)          -     1,785,218
------------------------------------------------------------------------------------------------------------------------------------
Opportunistic/Macro        11,380,243       (1,818,948)        580,478        152,903      (1,000,000)          -     9,294,676
------------------------------------------------------------------------------------------------------------------------------------
Relative Value             70,793,248      (30,666,196)     (1,283,544)     3,820,146     (12,359,653)          -    30,304,001
------------------------------------------------------------------------------------------------------------------------------------
Short Selling               5,866,199       (5,029,699)     (1,319,244)     1,290,243        (692,400)          -       115,099
------------------------------------------------------------------------------------------------------------------------------------
Total                    $145,796,274     $(58,894,867)    $(4,021,788)   $12,677,248    $(16,212,887) $        -  $ 79,343,980
------------------------------------------------------------------------------------------------------------------------------------


*Reclassifications represent investments in Investment Funds that were previously categorized as Level 3 investments for the year ended March 31, 2009. In accordance with recently issued Authoritative guidance, these investments are being reclassified as Level 2 investments for the nine months ended December 31, 2009.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                       Schedule of Investments (concluded)
                                December 31, 2009
                                   (Unaudited)

--------------------------------------------------------------------------------


Net change in unrealized appreciation/ (depreciation) on Level 3 assets and liabilities still held as of December 31, 2009 is as follows:

------------------------------------------------------------
          Investments in
            Hedge Funds
------------------------------------------------------------
Credit                                    $ 1,446,818
------------------------------------------------------------
Long/Short Equities                         2,828,931
------------------------------------------------------------
Merger Arbitrage/Event Driven                 845,737
------------------------------------------------------------
Opportunistic/Macro                           152,903
------------------------------------------------------------
Relative Value                              3,090,039
------------------------------------------------------------
Short Selling                               1,391,534
------------------------------------------------------------
Total                                     $ 9,755,962
------------------------------------------------------------

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) J.P. Morgan Multi-Strategy Fund, L.L.C.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Lawrence M. Unrein
                         -------------------------------------------------------
                           Lawrence M. Unrein, Principal Executive Officer (principal executive officer)

Date                       March 1, 2010
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Lawrence M. Unrein
                         -------------------------------------------------------
                           Lawrence M. Unrein, Principal Executive Officer (principal executive officer)

Date                       March 1, 2010
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Thomas J. DiVuolo
                         -------------------------------------------------------
                           Thomas J. DiVuolo, Principal Financial Officer (principal financial officer)

Date                       March 1, 2010
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.